                                                  [AIM LOGO APPEARS HERE]


                                                  [GRAPHIC COLLAGE APPEARS HERE]


                                                               AIM BALANCED FUND


                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1995

AIM BALANCED FUND

For shareholders who seek a high total return consistent with preservation of capital by investing in a broadly diversified portfolio consisting of stocks and bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Balanced Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, Fund results were computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge
         (CDSC) for the period involved. The CDSC on Class B shares declines from 5% to become 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares. Total return reflects reinvestment of all distributions.
o In 1995, the Fund paid distributions of $0.455 and $0.32 for Class A and Class B shares, respectively.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o        Past performance cannot guarantee comparable future results.
o The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold these same securities.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.
o The Standard & Poor's 500 (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
o The Lehman Brothers Aggregate Bond Index is an unmanaged index generally considered representative of intermediate and long-term government and investment-grade corporate debt securities.
o The Lipper Balanced Funds Index is a net asset value weighted index of the 30 largest funds within the balanced fund investment objective.
         It is calculated daily with adjustments for distributions as of the ex-dividend dates. It is compiled by Lipper Analytical Services, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in an index. Index results include reinvested dividends and do not reflect sales charges.

   This report may be distributed only to current shareholders or to persons who have received a current propsectus of the Fund.

                                                                  A Message from
                                                                    the Chairman

                 Dear Fellow Shareholder:

                 Capitalizing on market rallies in both stocks and bonds, AIM
                 Balanced Fund delivered excellent total returns for the fiscal
  [PHOTO OF      year ended December 31, 1995. The Fund's performance was
 Charles T.      recognized in such major financial publications as The Wall
   Bauer,        Street Journal and Investor's Business Daily.
 Chairman of        We are pleased to report that total return during the
the Board of     12 months ended December 31, 1995, was 34.97% for Class A
  the Fund,      shares and 33.93% for Class B shares. Such performance
APPEARS HERE]    contributed to the Fund's considerable growth in assets under management during 1995. At the close of the fiscal year, combined net assets of the Fund's Class A and B shares were $164.9 million, up from $57.8 million when the year opened.
The number of Fund shareholders approximately doubled.
   Indeed, 1995 was memorable for AIM overall as well as for your Fund.
AIM's net assets under management grew from $27 billion to approximately $42 billion. AIM now serves more than 2 million shareholders like you who continue to count on our expertise and diligence in investment management.
   However, like many market watchers, we are mindful that excellent performance by both equities and bonds in a given year, as occurred in 1995, is relatively unusual. Market cycles come and go, and the type of performance experienced by stocks and bonds last year is unlikely to continue uninterrupted. AIM, along with many analysts, cautions investors to keep in mind that those who have retained a long-term perspective have generally enjoyed the greatest returns on their investments.
   Our more detailed discussion of the year's markets, your Fund's strategies, and our outlook for the future appears in the Management's Discussion & Analysis that begins on the following page.
   On a personal level, 1996 has important investment implications for all of us. The Washington budget debate over such retirement benefits as Medicare and Social Security brings home the need to build your own retirement nest egg independent of any benefits that may--or may not--be available to you when the time comes. For many baby boomers, that is just 10 years away.
   We appreciate your confidence in AIM Balanced Fund to provide income and to help build your financial future. If you have any questions or comments, please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, dial the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/s/ Charles T. Bauer

Charles T. Bauer
Chairman




GROWTH IN ASSETS

$164.9 million 12/31/95
$57.8 million 12/31/94

Management's
Discussion & Analysis

---------------------
     . . .it was

    the consensus

  of economists and

    other market

      watchers

 that interest rates

should remain stable

   or decline and

that inflation should

    remain under

    control . . .
---------------------

FUND THRIVES AS STOCK AND BOND MARKETS SURGE

1995 was a dramatic year in financial markets. Continued strong earnings reports by U.S. corporations, moderate economic growth, restrained inflation, and declining interest rates all combined to fuel a bull market for both equities and bonds.
   Spearheaded by technology stocks, equities markets produced striking results. The Dow Jones Industrial Average was up 36.83% for the year; the broader Standard & Poor's Composite Index of 500 Stocks rose 37.45%. Your Fund's total return very nearly matched these stock indexes' returns with a balanced asset allocation of approximately 60% equities and 40% bonds during 1995. Total return for Class A shares of AIM Balanced Fund was 34.97%; for Class B shares, 33.93%.
   Technology stocks lost a bit of their luster late in the year after some big names, including Intel and Microsoft, reported earnings disappointments. Nevertheless, the fundamentals remained strong for many U.S. firms. Of the companies reporting earnings in the third quarter of 1995, I/B/E/S International Inc. reported in The Wall Street Journal that 55% were higher than analysts' expectations, 14% on target, and 31% below expectations. As of this writing, only a limited number of fourth-quarter earnings reports were available, and predictions concerning fourth-quarter earnings were mixed.
   While stock markets repeatedly pushed such benchmarks as the Dow to new highs during 1995, bonds also thrived in an environment of declining interest rates and negligible inflation. The yield on a 30-year Treasury bond, for example, dropped almost 2% during the year, from 7.88% to 5.95%. One benchmark of bond performance, the Lehman Brothers Aggregate Bond Index, produced a return of 18.47%, the kind of double-digit performance thought more typical of equities markets.

YOUR INVESTMENT PORTFOLIO
AIM Balanced Fund management continued to seek both growth and income. Equities in the portfolio are chosen primarily for potential capital appreciation. Bonds are selected chiefly for income-producing potential. However, both equity and fixed-income components of the portfolio are managed for total return.
   Fund management substantially increased the number of securities in the Fund's well-diversified portfolio during the fiscal year. As of December 31, 1995, the portfolio held 246 securities, up from 171 a year earlier. Of course, the portfolio's composition is subject to change, and there is no guarantee it will continue to hold any particular security.
   During a year when technology stocks led the market's rise, the equity portion of the Fund profited from holdings in this sector. The portfolio included household names like Xerox and IBM. Your Fund also held such lesser-known companies as Ascend Communications, an Internet access provider, and Pixar, Inc., a digital animation firm that became better known after it produced the computer-generated characters in the film Toy Story.
   Technology stocks constituted as much as 20% of the Fund's holdings during the fiscal year, but that proportion was reduced by a fourth to approximately 15% by year-end. The Fund increased its holdings of financial firms, including brokerage houses, insurance companies, and banks. Holdings in this sector included American Express and Merrill Lynch. Overall, financial services businesses tend to pay higher dividends than many technology firms, an important consideration for a fund with an income orientation. They also tend to do well in a stable interest rate environment, which many observers anticipate for the near term.


            See important Fund disclosure on inside front cover.

                                                                 Management's
                                                        Discussion & Analysis

   The fixed-income portion of the portfolio benefited from a strategic move by Fund managers to increase holdings of government and corporate securities while interest rates were still relatively high. As rates declined, the value of these holdings increased, contributing attractive income and significant capital appreciation.

OUTLOOK FOR THE FUTURE
As the fiscal year closed, it was the consensus of economists and other market watchers that interest rates should remain stable or decline and that inflation should remain under control during 1996, providing a favorable climate for equity and bond investors. While the partial government shutdown during December prevented release of economic data from some federal agencies, private data and anecdotal evidence indicated a fairly sharp slowdown in economic growth during the fourth quarter of 1995. Lagging Christmas sales, rapid growth in consumer indebtedness, a continuing wave of restructurings and layoffs among U.S. corporations, and flat wages were among the phenomena fostering concern that economic growth could be more sluggish than desired. Many expected that the Federal Reserve Board would further reduce short-term interest rates, and, in fact, the Board did in late January 1996.
   Some stock market analysts have predicted a continuous surge in the Dow during 1996, while others consider a market correction overdue. Most bond specialists consider moderate, noninflationary growth the most likely scenario for the economy in 1996.
   Rather than making projections and educated guesses about the shape of future markets, AIM remains committed to its disciplined investment strategy, which examines the merits of each security it may buy or sell without the guesswork of market timing. In equities investing, this discipline stresses earnings history while never losing sight of market valuation. In fixed-income investing, management carefully scrutinizes the credit and structure of each issue and its potential impact on the portfolio.

--------------------------------------------------------------------------------
TOP 20 HOLDINGS (As of 12/31/95)
--------------------------------------------------------------------------------

  EQUITY HOLDINGS*                                FIXED-INCOME HOLDINGS

      1.  Xerox Corp.                                1.   U.S. Treasury Notes
      2.  International Business Machines Corp.      2.   Manitoba (Province of)
      3.  Texas Instruments Inc.                     3.   Talisman Energy, Inc.
      4.  Gucci Group                                4.   TCI Communications Inc.
      5.  Enron Corp.                                5.   News America Holdings
      6.  Philip Morris Companies, Inc.              6.   Time Warner Inc.
      7.  AT&T Corp.                                 7.   General Motors Corp.
      8.  Mobil Corp.                                8.   Panhandle Eastern Pipe Line Co.
      9.  Pfizer Inc.                                9.   Ford Motor Credit Co.
     10.  Federal National Mortgage                 10.   Enron Corp.
          Association

* May include common stocks, preferred stocks, and convertible bonds.
--------------------------------------------------------------------------------------



                                             NET ASSET COMPOSITION

                                             Bonds & Notes             20.64%
                                             Common Stocks             42.95%
                                             Preferred Stocks           3.10%
                                             U.S. Treasury Securities  23.24%
                                             Cash                       6.35%
                                             Other                      3.72%

This represents a summary of the portfolio as of December 31, 1995. The portfolio's composition is subject to change, and there is no guarantee the Fund will continue to hold any particular security.


            See important Fund disclosure on inside front cover.

------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
For periods ended December 31, 1995

                                       WITHOUT            WITH
                                     SALES CHARGE     SALES CHARGE
Class A Shares
  1 Year                                34.97%          28.56%
  5 Years                               18.24           17.10
  10 Years                               9.94            9.40

Class B Shares
  1 Year                                33.93%          28.93%
  Inception (10/18/93)                   9.26            8.03

------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

10 YEARS ENDED 1995

                AIM Balanced Fund                  AIM Balanced Fund
         Class A Shares (w/o sales charge)  Class A Shares (w/sales charge)  Lipper Balanced Fund Index    S&P 500
12/85                $10,000                             9,526                         10,000               10,000
12/86                 10,463                             9,967                         11,843               11,862
12/87                  9,177                             8,743                         12,331               12,487
12/88                 10,122                             9,642                         13,710               14,534
12/89                 11,624                            11,073                         16,411               19,125
12/90                 11,159                            10,630                         16,518               18,530
12/91                 15,951                            15,196                         20,784               24,151
12/92                 17,489                            16,661                         22,292               25,988
12/93                 20,206                            19,249                         24,900               28,596
12/94                 19,106                            18,201                         24,279               28,984
12/95                 25,789                            24,567                         30,255               39,837

          Past performance cannot guarantee comparable future results.

Sources: Lipper Analytical Services and Towers Data Systems HYPO(R)

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

5 YEARS ENDED 1995

                AIM Balanced Fund                  AIM Balanced Fund
         Class A Shares (w/o sales charge)  Class A Shares (w/sales charge)  Lipper Balanced Fund Index    S&P 500
12/90                $10,000                            $9,530                        $10,000              $10,000
12/91                 14,295                            13,622                         12,583               13,034
12/92                 15,673                            14,935                         13,496               14,025
12/93                 18,107                            17,256                         15,075               15,432
12/94                 17,122                            16,316                         14,699               15,642
12/95                 23,110                            22,023                         18,316               21,499

          Past performance cannot guarantee comparable future results.

Sources: Lipper Analytical Services and Towers Data Systems HYPO(R)

------------------------------------------------------------------------------------------------------------------

An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.
   The performance of Class B shares will differ from that of Class A shares due to differing fees and expenses.
   For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover of this report.

---------------------
 AIM Balanced Fund

 gives shareholders

 an opportunity for

capital appreciation

and a steady stream

 of income from the

 same investments.
---------------------

SEEKING BOTH INCOME AND GROWTH

By investing in both stocks and bonds, AIM Balanced Fund gives shareholders an opportunity for capital appreciation and a steady stream of income from the same investment. Consider the experience of James and Edith Jones, a hypothetical couple who retired and invested a lump-sum distribution of $100,000 in Class A shares of AIM Balanced Fund on December 31, 1985.

HOW AIM BALANCED FUND GENERATES INCOME . . .
They elected to receive all the income distributions from the account in cash to supplement their pensions. During the 10 years ended 12/31/95, they received an average of $3,890 per year in income distributions.

-------------------------------------------------------------------------------

INCOME FROM INCOME DISTRIBUTIONS
Total received 1986-1995: $38,907

               Income distributions
12/85                    $0
12/86                 5,476
12/87                 6,674
12/88                 4,146
12/89                 3,777
12/90                 2,764
12/91                 2,764
12/92                 2,764
12/93                 2,690
12/94                 3,595
12/95                 4,258

          Past performance cannot guarantee comparable future results

-------------------------------------------------------------------------------

 . . . AND GROWTH
While the Joneses were receiving this steady stream of income, the combination of reinvested capital gains distributions plus appreciation in the portfolio's holdings meant the value of their initial $100,000 investment almost doubled, growing to $179,862 in 10 years.

-------------------------------------------------------------------------------

CAPITAL APPRECIATION
12/31/85-12/31/95

          Cumulative Income Distributions
12/85                    $0                            $179,862
12/86                 5,600
12/87                12,800
12/88                17,570
12/89                22,120
12/90                25,570
12/91                29,120
12/92                32,760
12/93                36,380
12/94                41,320
12/95                47,330

          Past performance cannot guarantee comparable future results.

-------------------------------------------------------------------------------

                 See important Fund disclosure on inside front cover.

Financials

SCHEDULE OF INVESTMENTS

December 31, 1995

 PRINCIPAL
  AMOUNT                                                                         MARKET VALUE
               BONDS & NOTES-20.64%

               ADVERTISING/BROADCASTING-0.60%

$   925,000    Time Warner Inc., Deb., 8.18%, 08/15/07                           $    993,570
---------------------------------------------------------------------------------------------

               AUTOMOBILE-(MANUFACTURERS)-0.90%

    150,000    Chrysler Financial Corp., Deb., 8.50%, 02/01/18                        161,217
---------------------------------------------------------------------------------------------
    800,000    Ford Motor Credit Co., Notes, 6.75%, 08/15/08                          821,512
---------------------------------------------------------------------------------------------
    400,000    General Motors Corp., Putable Notes, 8.80%, 03/01/21                   493,012
---------------------------------------------------------------------------------------------
                                                                                    1,475,741
---------------------------------------------------------------------------------------------

               AUTOMOBILE/TRUCK PARTS & TIRES-0.57%

    500,000    Exide Corp., Sr. Conv. Sub. Notes, 2.90%, 12/15/05(a)
                 (Acquired 12/11/95; Cost $362,018)                                   360,000
---------------------------------------------------------------------------------------------
    300,000    Magna International Inc., Conv. Sub. Deb., 5.00%, 10/15/02             307,500
---------------------------------------------------------------------------------------------
    200,000    Titan Wheel International Inc., Conv. Sub. Notes, 4.75%,
                 12/01/00                                                             266,000
---------------------------------------------------------------------------------------------
                                                                                      933,500
---------------------------------------------------------------------------------------------

               BANKING-1.73%

    800,000    First Union Corp., Sub. Notes, 6.375%, 01/15/09                        772,000
---------------------------------------------------------------------------------------------
    500,000    MBL International Finance Bermuda, Conv. Bonds, 3.00%,
                 11/30/02                                                             580,000
---------------------------------------------------------------------------------------------
    700,000    Mercantile Bank, Sub. Notes, 6.375%, 01/15/04                          702,184
---------------------------------------------------------------------------------------------
    800,000    Wachovia Corp., Sub. Notes, 6.375%, 02/01/09                           796,488
---------------------------------------------------------------------------------------------
                                                                                    2,850,672
---------------------------------------------------------------------------------------------

               BUSINESS SERVICES-0.32%

    250,000    Career Horizons Inc., Conv. Bonds, 7.00%, 11/01/02(a)
                 (Acquired 10/16/95; Cost $250,000)                                   280,000
---------------------------------------------------------------------------------------------
    200,000    Olsten Corp., Conv. Sub. Deb., 4.875%, 05/15/03                        237,940
---------------------------------------------------------------------------------------------
                                                                                      517,940
---------------------------------------------------------------------------------------------

               CABLE TV-0.48%

    750,000    Viacom, Inc., Sr. Gtd. Notes, 7.75%, 06/01/05                          796,477
---------------------------------------------------------------------------------------------

               COMPUTER NETWORKING-0.49%

    500,000    3Com Corp., Conv. Sub. Notes, 10.25%, 11/01/01(a)
                 (Acquired 11/08/94-11/14/95; Cost $663,437)                          802,500
---------------------------------------------------------------------------------------------

               COMPUTER PERIPHERALS-0.50%

    250,000    Sanmina Corp., Conv. Sub. Notes, 5.50%, 08/15/02(a)
                 (Acquired 08/10/95; Cost $250,000)                                   276,250
---------------------------------------------------------------------------------------------
    300,000    Seagate Technology, Conv. Sub. Deb., 5.00%, 11/01/03(a)
                 (Acquired 04/13/94-11/7/95; Cost $383,750)                           551,790
---------------------------------------------------------------------------------------------
                                                                                      828,040
---------------------------------------------------------------------------------------------

               COMPUTER SOFTWARE/SERVICES-0.56%

    196,000    Network Equipment Technologies, Inc., Conv. Sub. Deb., 7.25%,
                 05/15/14                                                             200,743
---------------------------------------------------------------------------------------------
    950,000    SoftKey International Inc., Conv. Notes, 5.50%, 11/01/00(a)
                 (Acquired 10/17/95-10/20/95; Cost $943,000)                          717,250
---------------------------------------------------------------------------------------------
                                                                                      917,993
---------------------------------------------------------------------------------------------

               ELECTRIC POWER-0.36%

    451,303    Indiana Michigan Power Co., Secured Lease Obligation Bonds,
                 9.82%, 12/07/22                                                      596,660
---------------------------------------------------------------------------------------------

                                                                     Financials

 PRINCIPAL
  AMOUNT                                                                         MARKET VALUE
               ENERGY ALTERNATE SOURCES-0.39%

$   630,000    California Energy Company, Inc., Conv. Sub. Deb., 5.00%,
                 07/31/00(a)
                 (Acquired 04/26/95-10/19/95; Cost $594,025)                     $    634,914
---------------------------------------------------------------------------------------------

               FINANCE (CONSUMER CREDIT)-1.31%

    650,000    Associates Corp. of North America, Series B Sr. Deb., 7.95%,
                 02/15/10                                                             739,746
---------------------------------------------------------------------------------------------
    500,000    Countrywide Funding Corp., Sub. Notes, 8.25%, 07/15/02                 546,505
---------------------------------------------------------------------------------------------
    750,000    General Motors Acceptance Corp., Putable Step Up Notes, 9.00%,
                 10/15/02                                                             867,397
---------------------------------------------------------------------------------------------
                                                                                    2,153,648
---------------------------------------------------------------------------------------------

               FOREIGN GOVERNMENTS-1.55%

  1,500,000    Manitoba (Province of), Yankee Bonds, 7.75%, 07/17/16                1,665,705
---------------------------------------------------------------------------------------------
CAD 500,000    New Brunswick (Province of), Deb., 8.94%, 01/15/05                     380,355
---------------------------------------------------------------------------------------------
    500,000    United Mexican States, Deb., 11.1875%, 07/21/97(a)
                 (Acquired 07/12/95; Cost $500,000)                                   512,190
---------------------------------------------------------------------------------------------
                                                                                    2,558,250
---------------------------------------------------------------------------------------------

               HOTELS/MOTELS-0.47%

    750,000    ITT Corp., Gtd. Deb., 7.375%, 11/15/15                                 774,844
---------------------------------------------------------------------------------------------

               INSURANCE-LIFE & HEALTH-0.33%

    400,000    American Travellers Corp., Conv. Sub. Deb., 6.50%, 10/01/05            544,000
---------------------------------------------------------------------------------------------

               MACHINERY (MISCELLANEOUS)-0.13%

    200,000    Thermo Electron Corp., Conv. Sub. Notes, 4.25%, 01/01/03(a)
                 (Acquired 11/28/95; Cost $200,000)                                   219,000
---------------------------------------------------------------------------------------------

               MEDICAL (DRUGS)-0.47%

    300,000    ICN Pharmaceuticals Inc., Conv. Sub. Notes, 8.50%, 11/15/99            335,250
---------------------------------------------------------------------------------------------
  1,000,000    Roche Holdings Inc., Liquid Yield Option Notes, 7.00%,
                 04/20/10(a)(b)
                 (Acquired 04/12/95; Cost $356,280)                                   442,500
---------------------------------------------------------------------------------------------
                                                                                      777,750
---------------------------------------------------------------------------------------------

               MEDICAL (PATIENT SERVICES)-0.80%

    150,000    Genesis Health Ventures, Sr. Conv. Sub. Deb., 6.00%, 11/30/03          247,312
---------------------------------------------------------------------------------------------
    300,000    Healthsouth Corp., Conv. Sub. Deb., 5.00%, 04/01/01                    484,890
---------------------------------------------------------------------------------------------
    175,000    Integrated Health Services Inc., Conv. Sub. Deb., 6.00%,
                 01/01/03                                                             174,213
---------------------------------------------------------------------------------------------
    400,000    Prime Hospitality Corp., Conv. Sub. Notes, 7.00%, 04/15/02             418,000
---------------------------------------------------------------------------------------------
                                                                                    1,324,415
---------------------------------------------------------------------------------------------

               NATURAL GAS (PIPELINE & DISTRIBUTORS)-1.00%

    800,000    Enron Corp., Sr. Sub. Deb., 6.75%, 07/01/05                            817,576
---------------------------------------------------------------------------------------------
    750,000    Panhandle Eastern Pipe Line Co., Notes, 7.875%, 08/15/04               827,197
---------------------------------------------------------------------------------------------
                                                                                    1,644,773
---------------------------------------------------------------------------------------------

               OFFICE AUTOMATION-0.25%

    300,000    Danka Business Systems, Conv. Sub. Deb., 6.75%, 04/01/02(a)
                 (Acquired 03/06/95; Cost $300,000)                                   419,250
---------------------------------------------------------------------------------------------

               OIL & GAS-EXPLORATION & PRODUCTION-0.95%

  1,500,000    Talisman Energy, Inc., Yankee Bonds, 7.125%, 06/01/07                1,574,040
---------------------------------------------------------------------------------------------

               POLLUTION CONTROL-0.20%

    280,000    U.S. Filter Corp., Conv. Sub. Notes, 6.00%, 09/15/05(a)
                 (Acquired 09/13/95; Cost $280,000)                                   323,400
---------------------------------------------------------------------------------------------

               PUBLISHING-0.64%

    900,000    News America Holdings, Sr. Gtd. Deb., 9.25%, 02/01/13                1,060,056
---------------------------------------------------------------------------------------------

Financials

 PRINCIPAL
  AMOUNT                                                                         MARKET VALUE
               RESTAURANTS-0.26%

$ 1,500,000    Boston Chicken Inc., Liquid Yield Option Notes, 8.00%,
                 06/01/15(b)                                                     $    436,875
---------------------------------------------------------------------------------------------

               RETAIL (FOOD & DRUGS)-0.31%

    500,000    Great Atlantic & Pacific, Gtd. Notes, 7.78%, 11/01/00(a)
                 (Acquired 10/18/95; Cost $500,000)                                   507,005
---------------------------------------------------------------------------------------------

               RETAIL (STORES)-1.20%

    250,000    Baby Superstore Inc., Conv. Sub. Notes, 4.875%, 10/01/00               295,000
---------------------------------------------------------------------------------------------
    500,000    Federated Department Stores, Conv. Notes, 5.00%, 10/01/03              502,500
---------------------------------------------------------------------------------------------
    700,000    Office Depot Inc., Liquid Yield Option Sub. Notes, 4.00%,
                 11/01/08(b)                                                          402,500
---------------------------------------------------------------------------------------------
    300,000    Pep Boys-Manny, Moe & Jack, Conv. Sub. Notes, 4.00%, 09/01/99          288,616
---------------------------------------------------------------------------------------------
    500,000    Staples Inc., Conv. Sub. Deb., 4.50%, 10/01/00(a)
                 (Acquired 09/12/95; Cost $500,000)                                   495,000
---------------------------------------------------------------------------------------------
                                                                                    1,983,616
---------------------------------------------------------------------------------------------

               SEMICONDUCTORS-1.83%

    600,000    Altera Corp., Conv. Sub. Notes, 5.75%, 06/15/02(a)
                 (Acquired 06/16/95-12/13/95; Cost $696,375)                          699,000
---------------------------------------------------------------------------------------------
    600,000    Analog Devices Inc., Conv. Sub. Notes, 3.50%, 12/01/00                 639,000
---------------------------------------------------------------------------------------------
    250,000    Cypress Semiconductor Corp., Conv. Sub. Notes, 3.15%,
                 03/15/01(a)
                 (Acquired 04/06/95; Cost $263,125)                                   254,063
---------------------------------------------------------------------------------------------
    100,000    LSI Logic Corp., Conv. Sub. Notes, 5.50%, 03/15/01(a)
                 (Acquired 12/04/95; Cost $370,090)                                   275,500
---------------------------------------------------------------------------------------------
    300,000    National Semiconductor Corp., Conv. Deb., 6.50%, 10/01/02(a)
                 (Acquired 09/21/95; Cost $300,000)                                   281,250
---------------------------------------------------------------------------------------------
    200,000    VLSI Technology Inc., Conv. Sub. Notes, 8.25%, 10/01/05                183,000
---------------------------------------------------------------------------------------------
    750,000    XILINX Inc., Conv. Sub. Notes, 5.25%, 11/01/02(a)
                 (Acquired 11/07/95; Cost $750,000)                                   682,500
---------------------------------------------------------------------------------------------
                                                                                    3,014,313
---------------------------------------------------------------------------------------------

               TELECOMMUNICATIONS-1.25%

  1,000,000    TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05                  1,061,490
---------------------------------------------------------------------------------------------
  1,300,000    U.S. Cellular Corp., Sub. Liquid Yield Option Notes, 6.00%,
                 06/15/15(b)                                                          463,125
---------------------------------------------------------------------------------------------
    500,000    World Communications Inc., Conv. Sub. Notes, 5.00%, 08/15/03           532,500
---------------------------------------------------------------------------------------------
                                                                                    2,057,115
---------------------------------------------------------------------------------------------

               TRANSPORTATION (MISCELLANEOUS)-0.79%

    703,835    Delta Air Lines Inc., Series 92-E Notes, 8.54%, 01/02/07               771,530
---------------------------------------------------------------------------------------------
    500,000    Telxon Corp., Conv. Deb., 5.75%, 01/01/03(a)
                 (Acquired 12/07/95; Cost $501,000)                                   530,000
---------------------------------------------------------------------------------------------
                                                                                    1,301,530
---------------------------------------------------------------------------------------------
                       Total Bonds & Notes                                         34,021,887
---------------------------------------------------------------------------------------------

  SHARES
               COMMON STOCKS-42.95%

               ADVERTISING/BROADCASTING-0.43%

      6,500    British Sky Broadcasting Group PLC                                     244,564
---------------------------------------------------------------------------------------------
     11,000    Meredith Corp.                                                         460,625
---------------------------------------------------------------------------------------------
                                                                                      705,189
---------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                         MARKET VALUE
               AEROSPACE/DEFENSE-0.70%

      4,000    Boeing Co. (The)                                                  $    313,500
---------------------------------------------------------------------------------------------
      7,000    Rockwell International Corp.                                           370,125
---------------------------------------------------------------------------------------------
      5,000    United Technologies Corp.                                              474,375
---------------------------------------------------------------------------------------------
                                                                                    1,158,000
---------------------------------------------------------------------------------------------

               APPLIANCES-0.12%

      4,000    Premark International Inc.                                             202,500
---------------------------------------------------------------------------------------------

               BANKING-0.39%

     14,000    Bank of Boston                                                         647,500
---------------------------------------------------------------------------------------------

               BANKING (MONEY CENTER)-0.76%

      6,000    Chase Manhattan Corp.                                                  363,750
---------------------------------------------------------------------------------------------
      7,000    Chemical Banking Corp.                                                 411,250
---------------------------------------------------------------------------------------------
      7,000    Citicorp                                                               470,750
---------------------------------------------------------------------------------------------
                                                                                    1,245,750
---------------------------------------------------------------------------------------------

               BEVERAGES (ALCOHOLIC)-0.44%

     64,349    Bass PLC                                                               718,054
---------------------------------------------------------------------------------------------

               BEVERAGES (SOFT DRINKS)-0.49%

     10,000    Pepsi-Cola Puerto Rico Bottling Co.                                    115,000
---------------------------------------------------------------------------------------------
     12,500    PepsiCo Inc.                                                           698,438
---------------------------------------------------------------------------------------------
                                                                                      813,438
---------------------------------------------------------------------------------------------

               BUILDING MATERIALS-0.13%

      6,200    Black & Decker Corp.                                                   218,550
---------------------------------------------------------------------------------------------

               BUSINESS SERVICES-1.53%

     19,500    Corestaff, Inc.(c)                                                     711,750
---------------------------------------------------------------------------------------------
      9,500    Diebold, Inc.                                                          526,064
---------------------------------------------------------------------------------------------
     24,000    Equifax, Inc.                                                          513,000
---------------------------------------------------------------------------------------------
      6,000    Healthcare COMPARE Corp.(c)                                            261,000
---------------------------------------------------------------------------------------------
     32,700    Learning Tree International, Inc.(c)                                   510,938
---------------------------------------------------------------------------------------------
                                                                                    2,522,752
---------------------------------------------------------------------------------------------

               CHEMICALS-0.09%

     10,800    Carbide/Graphite Group, Inc. (The)(c)                                  155,250
---------------------------------------------------------------------------------------------

               CHEMICALS (SPECIALTY)-0.37%

     10,000    IMC Global, Inc.                                                       408,750
---------------------------------------------------------------------------------------------
      6,000    Praxair, Inc.                                                          201,750
---------------------------------------------------------------------------------------------
                                                                                      610,500
---------------------------------------------------------------------------------------------

               COMPUTER MAINFRAMES-0.83%

     15,000    International Business Machines Corp.                                1,376,250
---------------------------------------------------------------------------------------------

               COMPUTER MINI/PCS-1.06%

      9,000    COMPAQ Computer Corp.(c)                                               432,000
---------------------------------------------------------------------------------------------
     10,000    Dell Computer Corp.(c)                                                 346,250
---------------------------------------------------------------------------------------------
      4,000    Hewlett-Packard Co.                                                    335,000
---------------------------------------------------------------------------------------------
     14,000    Sun Microsystems, Inc.(c)                                              638,750
---------------------------------------------------------------------------------------------
                                                                                    1,752,000
---------------------------------------------------------------------------------------------

               COMPUTER NETWORKING-1.57%

      6,900    Ascend Communications, Inc.(c)                                         559,764
---------------------------------------------------------------------------------------------

Financials

  SHARES                                                                         MARKET VALUE
               COMPUTER NETWORKING (continued)

     15,000    Bay Networks, Inc.(c)                                             $    616,875
---------------------------------------------------------------------------------------------
      4,500    Cabletron Systems, Inc.(c)                                             364,500
---------------------------------------------------------------------------------------------
      7,000    Cisco Systems, Inc.(c)                                                 522,375
---------------------------------------------------------------------------------------------
     15,000    ECI Telecommunications Ltd.                                            342,186
---------------------------------------------------------------------------------------------
      6,476    Network Equipment Technologies, Inc.(c)                                177,285
---------------------------------------------------------------------------------------------
                                                                                    2,582,985
---------------------------------------------------------------------------------------------

               COMPUTER PERIPHERALS-0.75%

      6,500    Adaptec Inc.(c)                                                        266,500
---------------------------------------------------------------------------------------------
     34,000    EMC Corp.(c)                                                           522,750
---------------------------------------------------------------------------------------------
     10,500    Oracle Systems Corp.(c)                                                444,938
---------------------------------------------------------------------------------------------
                                                                                    1,234,188
---------------------------------------------------------------------------------------------

               COMPUTER SOFTWARE/SERVICES-4.19%

      4,000    Adobe Systems, Inc.                                                    248,000
---------------------------------------------------------------------------------------------
     13,400    Arbor Software Corp.(c)                                                633,150
---------------------------------------------------------------------------------------------
      7,000    Computer Associates International, Inc.                                398,125
---------------------------------------------------------------------------------------------
     11,800    DST Systems, Inc.(c)                                                   336,300
---------------------------------------------------------------------------------------------
     17,000    MetaTools Inc.(c)                                                      442,000
---------------------------------------------------------------------------------------------
      5,000    Microsoft Corp.(c)                                                     438,750
---------------------------------------------------------------------------------------------
     15,400    Objective Systems Integrators, Inc.(c)                                 843,150
---------------------------------------------------------------------------------------------
     12,900    Pixar, Inc.(c)                                                         372,487
---------------------------------------------------------------------------------------------
     13,000    RadiSys Corp.(c)                                                       152,750
---------------------------------------------------------------------------------------------
     32,000    Sandisk Corp.(c)                                                       480,000
---------------------------------------------------------------------------------------------
     18,400    Scopus Technology, Inc.(c)                                             464,600
---------------------------------------------------------------------------------------------
      8,100    Secure Computing Corp.(c)                                              453,600
---------------------------------------------------------------------------------------------
     16,100    Seer Technologies, Inc.(c)                                             201,250
---------------------------------------------------------------------------------------------
      6,400    Smith Micro Software, Inc.(c)                                           43,200
---------------------------------------------------------------------------------------------
     18,800    Verity, Inc.(c)                                                        831,900
---------------------------------------------------------------------------------------------
     25,400    Visioneer, Inc.(c)                                                     565,150
---------------------------------------------------------------------------------------------
                                                                                    6,904,412
---------------------------------------------------------------------------------------------

               CONGLOMERATES-0.20%

      7,000    Allied-Signal, Inc.                                                    332,500
---------------------------------------------------------------------------------------------

               CONTAINERS-0.07%

      4,000    Ball Corp.                                                             110,000
---------------------------------------------------------------------------------------------

               COSMETICS/TOILETRIES-1.15%

     10,000    Colgate-Palmolive Co.                                                  702,500
---------------------------------------------------------------------------------------------
     10,400    Estee Lauder Companies(c)                                              362,700
---------------------------------------------------------------------------------------------
     10,000    Procter & Gamble Co.                                                   830,000
---------------------------------------------------------------------------------------------
                                                                                    1,895,200
---------------------------------------------------------------------------------------------

               ELECTRIC POWER-0.41%

      8,000    National Power PLC                                                      74,000
---------------------------------------------------------------------------------------------
     11,000    PowerGen PLC                                                           144,375
---------------------------------------------------------------------------------------------
     10,750    Veba AG                                                                456,378
---------------------------------------------------------------------------------------------
                                                                                      674,753
---------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                         MARKET VALUE
               ELECTRONIC COMPONENTS/MISCELLANEOUS-0.73%

     50,000    ElectroStar, Inc.(c)                                              $    431,250
---------------------------------------------------------------------------------------------
     20,300    General Scanning, Inc.(c)                                              203,000
---------------------------------------------------------------------------------------------
      5,500    Tektronix, Inc.                                                        270,186
---------------------------------------------------------------------------------------------
     12,000    Teradyne, Inc.(c)                                                      300,000
---------------------------------------------------------------------------------------------
                                                                                    1,204,436
---------------------------------------------------------------------------------------------

               ELECTRONIC/DEFENSE-0.44%

      6,000    Sundstrand Corp.                                                       422,250
---------------------------------------------------------------------------------------------
      7,000    Watkins-Johnson Co.                                                    306,250
---------------------------------------------------------------------------------------------
                                                                                      728,500
---------------------------------------------------------------------------------------------

               ELECTRONIC/PC DISTRIBUTORS-0.35%

      6,000    Arrow Electronics, Inc.(c)                                             258,750
---------------------------------------------------------------------------------------------
      7,000    Avnet, Inc.                                                            313,250
---------------------------------------------------------------------------------------------
                                                                                      572,000
---------------------------------------------------------------------------------------------

               FINANCE (ASSET MANAGEMENT)-0.41%

      7,000    Merrill Lynch & Co., Inc.                                              357,000
---------------------------------------------------------------------------------------------
      4,000    Morgan Stanley Group, Inc.                                             322,500
---------------------------------------------------------------------------------------------
                                                                                      679,500
---------------------------------------------------------------------------------------------

               FINANCE (CONSUMER CREDIT)-2.00%

     10,000    American Express Co.                                                   413,750
---------------------------------------------------------------------------------------------
      6,000    Federal Home Loan Mortgage Corp.                                       501,000
---------------------------------------------------------------------------------------------
      7,000    Federal National Mortgage Association                                  868,875
---------------------------------------------------------------------------------------------
     24,000    Green Tree Financial Corp.                                             633,000
---------------------------------------------------------------------------------------------
     15,000    MBNA Corp.                                                             553,125
---------------------------------------------------------------------------------------------
      5,000    Student Loan Marketing Association                                     329,375
---------------------------------------------------------------------------------------------
                                                                                    3,299,125
---------------------------------------------------------------------------------------------

               FOOD/PROCESSING-0.32%

      4,000    IBP, Inc.                                                              202,000
---------------------------------------------------------------------------------------------
     10,000    Nabisco Holdings Corp.                                                 326,250
---------------------------------------------------------------------------------------------
                                                                                      528,250
---------------------------------------------------------------------------------------------

               HOMEBUILDING-0.15%

      7,000    Centex Corp.                                                           243,250
---------------------------------------------------------------------------------------------

               HOTELS/MOTELS-0.40%

     24,000    Extended Stay America, Inc.(c)                                         660,000
---------------------------------------------------------------------------------------------

               INSURANCE (LIFE & HEALTH)-0.23%

     24,000    Guarantee Life Companies, Inc.(c)                                      378,000
---------------------------------------------------------------------------------------------

               INSURANCE (MULTI-LINE PROPERTY)-2.33%

      9,000    Aetna Life & Casualty Co.                                              623,250
---------------------------------------------------------------------------------------------
     32,200    Amerin Corp.(c)                                                        861,350
---------------------------------------------------------------------------------------------
     26,200    Capmac Holdings Inc.(c)                                                658,275
---------------------------------------------------------------------------------------------
      6,000    CIGNA Corp.                                                            619,500
---------------------------------------------------------------------------------------------
     30,000    GCR Holdings Ltd.(c)                                                   675,000
---------------------------------------------------------------------------------------------
      4,000    Prudential Reinsurance Holdings, Inc.                                   93,500
---------------------------------------------------------------------------------------------
      5,000    Travelers Group, Inc.                                                  314,375
---------------------------------------------------------------------------------------------
                                                                                    3,845,250
---------------------------------------------------------------------------------------------

Financials

  SHARES                                                                         MARKET VALUE
               LEISURE & RECREATION-0.16%

      4,500    Walt Disney Co. (The)                                             $    265,500
---------------------------------------------------------------------------------------------

               MACHINERY (HEAVY)-0.25%

      9,000    Case Corp.                                                             411,750
---------------------------------------------------------------------------------------------

               MACHINERY (MISCELLANEOUS)-0.28%

      9,000    Thermo Electron Corp.(c)                                               468,000
---------------------------------------------------------------------------------------------

               MEDICAL (DRUGS)-3.06%

     10,000    Abbott Laboratories                                                    417,500
---------------------------------------------------------------------------------------------
      7,000    American Home Products Corp.                                           679,000
---------------------------------------------------------------------------------------------
      6,000    Cardinal Health Inc.                                                   328,500
---------------------------------------------------------------------------------------------
      6,000    Johnson & Johnson                                                      513,750
---------------------------------------------------------------------------------------------
     10,000    Lilly (Eli) & Co.                                                      562,500
---------------------------------------------------------------------------------------------
      4,000    Merck & Co., Inc.                                                      263,000
---------------------------------------------------------------------------------------------
     14,000    Pfizer Inc.                                                            882,000
---------------------------------------------------------------------------------------------
     10,000    Schering-Plough Corp.                                                  547,500
---------------------------------------------------------------------------------------------
      7,000    SmithKline Beecham PLC-ADR                                             388,500
---------------------------------------------------------------------------------------------
     10,000    Teva Pharmaceutical Industries, Inc.-ADR                               463,750
---------------------------------------------------------------------------------------------
                                                                                    5,046,000
---------------------------------------------------------------------------------------------

               MEDICAL INSTRUMENTS/PRODUCTS-0.44%

      3,000    Medtronic, Inc.                                                        167,625
---------------------------------------------------------------------------------------------
     15,200    Neuromedical Systems Inc.(c)                                           305,900
---------------------------------------------------------------------------------------------
      5,700    St. Jude Medical Inc.(c)                                               245,100
---------------------------------------------------------------------------------------------
                                                                                      718,625
---------------------------------------------------------------------------------------------

               MEDICAL (PATIENT SERVICES)-0.44%

     10,000    Baxter International, Inc.                                             418,750
---------------------------------------------------------------------------------------------
      6,000    Columbia/HCA Healthcare Corp.                                          304,500
---------------------------------------------------------------------------------------------
                                                                                      723,250
---------------------------------------------------------------------------------------------

               NATURAL GAS PIPELINE-1.58%

      7,000    Columbia Gas Systems, Inc.(c)                                          307,125
---------------------------------------------------------------------------------------------
     22,000    Enron Corp.                                                            838,750
---------------------------------------------------------------------------------------------
     13,000    KN Energy, Inc.                                                        378,625
---------------------------------------------------------------------------------------------
     17,000    Sonat, Inc.                                                            605,625
---------------------------------------------------------------------------------------------
     11,000    Williams Companies, Inc.                                               482,625
---------------------------------------------------------------------------------------------
                                                                                    2,612,750
---------------------------------------------------------------------------------------------

               OFFICE AUTOMATION-0.91%

     11,000    Xerox Corp.                                                          1,507,000
---------------------------------------------------------------------------------------------

               OFFICE PRODUCTS-0.18%

      6,000    Avery-Dennison Corp.                                                   300,750
---------------------------------------------------------------------------------------------

               OIL & GAS (EXPLORATION & PRODUCTION)-0.18%

     15,000    USX-Marathon Group                                                     292,500
---------------------------------------------------------------------------------------------

               OIL & GAS SERVICES-0.89%

      4,500    Exxon Corp.                                                            360,564
---------------------------------------------------------------------------------------------
      8,000    Mobil Corp.                                                            896,000
---------------------------------------------------------------------------------------------
      1,500    Royal Dutch Petroleum Co.-ADR                                          211,687
---------------------------------------------------------------------------------------------
                                                                                    1,468,251
---------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                         MARKET VALUE
               PAPER & FOREST PRODUCTS-0.42%

      6,000    Kimberly-Clark Corp.                                              $    496,500
---------------------------------------------------------------------------------------------
      3,500    Mead Corp. (The)                                                       182,875
---------------------------------------------------------------------------------------------
        400    Schweitzer-Mauduit International, Inc.(c)                                9,250
---------------------------------------------------------------------------------------------
                                                                                      688,625
---------------------------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS-1.66%

     13,000    Bay Apartment Communities(c)                                           315,250
---------------------------------------------------------------------------------------------
     15,000    Felcor Suite Hotels, Inc.                                              416,250
---------------------------------------------------------------------------------------------
     12,000    Meditrust                                                              418,500
---------------------------------------------------------------------------------------------
      9,000    National Health Investors, Inc.                                        298,125
---------------------------------------------------------------------------------------------
      4,500    Nationwide Health Properties, Inc.                                     189,000
---------------------------------------------------------------------------------------------
     14,000    Oasis Residential Inc.                                                 318,500
---------------------------------------------------------------------------------------------
     16,500    Patriot American Hospitality, Inc.(c)                                  424,875
---------------------------------------------------------------------------------------------
     14,000    Public Storage, Inc.                                                   266,000
---------------------------------------------------------------------------------------------
      5,600    RFS Hotel Investors Inc.                                                86,100
---------------------------------------------------------------------------------------------
                                                                                    2,732,600
---------------------------------------------------------------------------------------------

               RETAIL (FOOD & DRUG)-0.19%

      6,000    Safeway Inc.(c)                                                        309,000
---------------------------------------------------------------------------------------------

               RETAIL (STORES)-0.54%

     35,000    Intimate Brands, Inc.                                                  525,000
---------------------------------------------------------------------------------------------
     15,000    Staples, Inc.(c)                                                       365,625
---------------------------------------------------------------------------------------------
                                                                                      890,625
---------------------------------------------------------------------------------------------

               SCIENTIFIC INSTRUMENTS-0.29%

     10,000    Varian Associates, Inc.                                                477,500
---------------------------------------------------------------------------------------------

               SEMICONDUCTORS-2.19%

     20,000    Applied Materials, Inc.(c)                                             787,500
---------------------------------------------------------------------------------------------
     15,000    ESS Technology, Inc.(c)                                                345,000
---------------------------------------------------------------------------------------------
      9,000    Integrated Device Technology, Inc.(c)                                  115,875
---------------------------------------------------------------------------------------------
     10,000    Intel Corp.                                                            567,500
---------------------------------------------------------------------------------------------
      7,000    LSI Logic Corp.(c)                                                     229,250
---------------------------------------------------------------------------------------------
     26,000    Texas Instruments, Inc.                                              1,345,500
---------------------------------------------------------------------------------------------
     12,000    VLSI Technology, Inc.(c)                                               217,500
---------------------------------------------------------------------------------------------
                                                                                    3,608,125
---------------------------------------------------------------------------------------------

               TELECOMMUNICATIONS-3.34%

     39,700    Amper S.A.(c)                                                          469,658
---------------------------------------------------------------------------------------------
     17,000    A T & T Corp.                                                        1,100,750
---------------------------------------------------------------------------------------------
     20,000    Frontier Corp.                                                         600,000
---------------------------------------------------------------------------------------------
     17,000    Nera AS-ADR(c)                                                         552,500
---------------------------------------------------------------------------------------------
     17,300    Nynex CableComms Group-ADR                                             300,588
---------------------------------------------------------------------------------------------
     11,400    Portugal Telecom S.A.(c)                                               216,600
---------------------------------------------------------------------------------------------
      5,400    Royal PTT Nederland N.V.-ADR(a)
                (Acquired 06/13/94; Cost $144,442)                                    195,750
---------------------------------------------------------------------------------------------
      2,500    Telecom Corp. of New Zealand Ltd.-ADR                                  173,438
---------------------------------------------------------------------------------------------
      8,000    Telecomunicacoes Brasileiras S.A.-Telebras-ADR                         379,000
---------------------------------------------------------------------------------------------
      4,700    Tele Danmark A/S-ADR                                                   129,838
---------------------------------------------------------------------------------------------
     32,120    Telefonaktiebolaget L.M. Ericsson-ADR(c)                               626,340
---------------------------------------------------------------------------------------------

Financials

  SHARES                                                                         MARKET VALUE
               TELECOMMUNICATIONS (continued)

      1,080    Telefonaktiebolaget L.M. Ericsson Class B                         $     21,145
---------------------------------------------------------------------------------------------
     15,300    Tel-Save Holdings, Inc.(c)                                             212,288
---------------------------------------------------------------------------------------------
     15,000    Vodafone Group PLC                                                     528,750
---------------------------------------------------------------------------------------------
                                                                                    5,506,645
---------------------------------------------------------------------------------------------

               TELEPHONE-1.22%

      5,000    Ameritech Corp.                                                        295,000
---------------------------------------------------------------------------------------------
      7,100    Century Telephone Enterprises, Inc.                                    225,425
---------------------------------------------------------------------------------------------
     10,500    NYNEX Corp.(c)                                                         567,000
---------------------------------------------------------------------------------------------
      5,500    SBC Communications, Inc.                                               316,250
---------------------------------------------------------------------------------------------
      7,500    US West Media Group(c)                                                 142,500
---------------------------------------------------------------------------------------------
     13,000    US West, Inc.                                                          464,750
---------------------------------------------------------------------------------------------
                                                                                    2,010,925
---------------------------------------------------------------------------------------------

               TEXTILES-0.98%

     34,200    Gucci Group(c)                                                       1,329,525
---------------------------------------------------------------------------------------------
     10,200    Liz Claiborne, Inc.                                                    283,050
---------------------------------------------------------------------------------------------
                                                                                    1,612,575
---------------------------------------------------------------------------------------------

               TOBACCO-0.71%

     13,000    Philip Morris Companies Inc.                                         1,176,500
---------------------------------------------------------------------------------------------
                       Total Common Stocks                                         70,825,578
---------------------------------------------------------------------------------------------

               PREFERRED STOCKS-3.10%

               AUTOMOBILE (MANUFACTURERS)-0.18%

      4,000    General Motors Corp., Series C, $3.25 Conv. Dep. Pfd.                  293,000
---------------------------------------------------------------------------------------------

               BANKING (MONEY CENTER)-0.17%

      1,500    Citicorp, $5.375 Conv. Pfd.                                            276,426
---------------------------------------------------------------------------------------------

               ELECTRONIC COMPONENTS (MISCELLANEOUS)-0.35%

     11,500    Elsag Bailey Process Automation-N.V., $2.75 Conv. Pfd.(a)
                 (Acquired 12/14/95; Cost $575,000)                                   576,437
---------------------------------------------------------------------------------------------

               FINANCE (CONSUMER CREDIT)-0.56%

      7,000    First USA, $1.9922 Conv. Pfd. PRIDES                                   276,500
---------------------------------------------------------------------------------------------
     10,000    SunAmerica, Inc.-Series E, $3.10 Conv. Dep. Pfd.                       655,000
---------------------------------------------------------------------------------------------
                                                                                      931,500
---------------------------------------------------------------------------------------------

               FUNERAL SERVICES-0.31%

      7,000    SCI Financial LLC-Series A, $3.125 Conv. Pfd.                          518,000
---------------------------------------------------------------------------------------------

               INSURANCE (MULTI-LINE PROPERTY)-0.10%

      4,000    Allstate Inc., $2.30 Conv. Pfd.                                        164,000
---------------------------------------------------------------------------------------------

               LEISURE & RECREATION-0.17%

     20,000    Bally Entertainment Corp., $0.89 Conv. Pfd. PRIDES                     272,500
---------------------------------------------------------------------------------------------

               OIL & GAS SERVICES-0.29%

     20,000    Enron Corp., $1.36 Conv. Pfd.                                          480,000
---------------------------------------------------------------------------------------------

               TELECOMMUNICATIONS-0.52%

     17,500    MFS Communications Co., Inc., $2.68 Conv. Dep. Pfd.                    852,030
---------------------------------------------------------------------------------------------

               TELEPHONE-0.13%

      4,000    Philippine Long Distance Telephone Co., $3.50 Conv. Pfd.               208,250
---------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                         MARKET VALUE
               TRANSPORTATION (MISCELLANEOUS)-0.32%

     10,000    Continental Airlines Finance Trust, $4.25 Conv. Pfd.(a)
                 (Acquired 11/21/95-11/22/95; Cost $500,350)                     $    536,250
---------------------------------------------------------------------------------------------
                       Total Preferred Stocks                                       5,108,393
---------------------------------------------------------------------------------------------

              U.S. TREASURY SECURITIES-23.24%

 PRINCIPAL
  AMOUNT
               U.S. Treasury Notes
$ 2,500,000(d) 7.50%, 12/31/96                                                      2,555,550
---------------------------------------------------------------------------------------------
 12,000,000    6.50%, 04/30/99                                                     12,441,000
---------------------------------------------------------------------------------------------
  2,500,000    7.125%, 02/29/00                                                     2,662,500
---------------------------------------------------------------------------------------------
  3,000,000(d) 6.25%, 08/31/00                                                      3,105,900
---------------------------------------------------------------------------------------------
  2,500,000    7.25%, 08/15/04                                                      2,782,500
---------------------------------------------------------------------------------------------
 10,650,000(d) 6.50%, 02/15/05                                                     11,358,012
---------------------------------------------------------------------------------------------
  3,000,000    7.50%, 02/15/05                                                      3,404,610
---------------------------------------------------------------------------------------------
                       Total U.S. Treasury Securities                              38,310,072
---------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENT-6.35%(e)

 10,475,294    Daiwa Securities America Inc., 5.92%, 01/02/96(f)                   10,475,294
---------------------------------------------------------------------------------------------
               TOTAL INVESTMENT SECURITIES-96.28%                                 158,741,224
---------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES-3.72%                                  6,133,132
---------------------------------------------------------------------------------------------
               NET ASSETS-100.00%                                                $164,874,356
=============================================================================================


Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at December 31, 1995, was $10,571,799, which represented 6.41% of the net assets.

(b) Zero coupon bonds. The interest rate shown represents the rate of original issue discount.

(c) Non-income producing security.

(d) A portion of the principal balance was pledged to cover margin requirements for open futures contracts. See Note 7.

(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.

(f) Joint repurchase agreement entered into 12/29/95 with a maturing value of $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to 11.25% due 11/15/07 to 02/15/15.

Investment Abbreviations:

ADR    -  American Depositary Receipt
CAD    -  Canadian dollars
Conv.  -  Convertible
Deb.   -  Debentures
Dep.   -  Depositary
Gtd.   -  Guaranteed
Pfd.   -  Preferred
PRIDES -  Preferred Redeemable
          Increased Dividend
          Equity Securities
Sr.    -  Senior
Sub.   -  Subordinated


See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS:

Investments, at market value (cost $139,477,389)                            $158,741,224
----------------------------------------------------------------------------------------
Foreign currencies, at market value (cost $329,708)                              324,194
----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                             2,410,523
----------------------------------------------------------------------------------------
  Fund shares sold                                                             2,564,581
----------------------------------------------------------------------------------------
  Interest and dividends                                                       1,499,778
----------------------------------------------------------------------------------------
  Variation margin                                                                 8,750
----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                          8,020
----------------------------------------------------------------------------------------
Other assets                                                                      20,344
----------------------------------------------------------------------------------------
    Total assets                                                             165,577,414
----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                                          200,000
----------------------------------------------------------------------------------------
  Fund shares reacquired                                                         175,567
----------------------------------------------------------------------------------------
  Deferred compensation plan                                                       8,020
----------------------------------------------------------------------------------------
Accrued advisory fees                                                             99,049
----------------------------------------------------------------------------------------
Accrued administrative service fees                                                9,157
----------------------------------------------------------------------------------------
Accrued distribution fees                                                        111,265
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       25,100
----------------------------------------------------------------------------------------
Accrued trustees' fees                                                             2,181
----------------------------------------------------------------------------------------
Accrued operating expenses                                                        72,719
----------------------------------------------------------------------------------------
    Total liabilities                                                            703,058
----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                 $164,874,356
========================================================================================

NET ASSETS:

Class A                                                                     $ 92,240,539
========================================================================================
Class B                                                                     $ 72,633,817
========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                                        4,799,638
========================================================================================
Class B                                                                        3,778,862
========================================================================================
Class A:
  Net asset value and redemption price per share                            $      19.22
========================================================================================
  Offering price per share:
    (Net asset value of $19.22 divided by 95.25%)                           $      20.18
========================================================================================
Class B:
  Net asset value and offering price per share                              $      19.22
========================================================================================

See Notes to Financial Statements.

                                                                     Financials
STATEMENT OF OPERATIONS

For the year ended December 31, 1995

INVESTMENT INCOME:

Interest                                                                     $ 2,900,624
----------------------------------------------------------------------------------------
Dividends                                                                      1,006,926
----------------------------------------------------------------------------------------
  Total investment income                                                      3,907,550
----------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                                    690,795
----------------------------------------------------------------------------------------
Custodian fees                                                                    27,595
----------------------------------------------------------------------------------------
Distribution fees-Class A                                                        134,550
----------------------------------------------------------------------------------------
Distribution fees-Class B                                                        382,860
----------------------------------------------------------------------------------------
Administrative service fees                                                       67,928
----------------------------------------------------------------------------------------
Trustees' fees                                                                     6,424
----------------------------------------------------------------------------------------
Transfer agent fees-Class A                                                       94,851
----------------------------------------------------------------------------------------
Transfer agent fees-Class B                                                       90,073
----------------------------------------------------------------------------------------
Other                                                                            143,276
----------------------------------------------------------------------------------------
  Total expenses                                                               1,638,352
----------------------------------------------------------------------------------------
Less advisory fees waived                                                        (24,176)
----------------------------------------------------------------------------------------
  Net expenses                                                                 1,614,176
----------------------------------------------------------------------------------------
Net investment income                                                          2,293,374
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN
  CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                                        3,763,100
----------------------------------------------------------------------------------------
  Foreign currency transactions                                                   (2,185)
----------------------------------------------------------------------------------------
  Futures contracts                                                               59,049
----------------------------------------------------------------------------------------
                                                                               3,819,964
----------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of:
  Investment securities                                                       20,151,948
----------------------------------------------------------------------------------------
  Foreign currencies                                                              (5,374)
----------------------------------------------------------------------------------------
  Futures contracts                                                               15,850
----------------------------------------------------------------------------------------
                                                                              20,162,424
----------------------------------------------------------------------------------------
    Net gain from investment securities, foreign currencies and futures
      contracts                                                               23,982,388
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $26,275,762
========================================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1995 and 1994

                                                                  1995            1994
OPERATIONS:

  Net investment income                                       $  2,293,374    $ 1,292,749
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency transactions and futures contracts          3,819,964     (1,546,962)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and futures contracts        20,162,424     (2,365,487)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                               26,275,762     (2,619,700)
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (1,509,535)      (841,828)
------------------------------------------------------------------------------------------
  Class B                                                         (772,889)      (264,264)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --       (542,894)
------------------------------------------------------------------------------------------
  Class B                                                               --       (294,134)
------------------------------------------------------------------------------------------
Distributions to shareholders in excess of net realized
  capital gains:
  Class A                                                               --         (8,772)
------------------------------------------------------------------------------------------
  Class B                                                               --         (4,752)
------------------------------------------------------------------------------------------
Net equalization credits                                         1,435,649        516,289
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       39,846,397     17,028,360
------------------------------------------------------------------------------------------
  Class B                                                       41,781,556     18,575,216
------------------------------------------------------------------------------------------
    Net increase in net assets                                 107,056,940     31,543,521
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           57,817,416     26,273,895
------------------------------------------------------------------------------------------
  End of period                                               $164,874,356    $57,817,416
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $140,831,795    $59,203,842
------------------------------------------------------------------------------------------
  Undistributed net investment income                            2,564,987      1,062,305
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currency transactions and futures
    contracts                                                    2,203,395     (1,560,486)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and futures contracts        19,274,179       (888,245)
------------------------------------------------------------------------------------------
                                                              $164,874,356    $57,817,416
==========================================================================================

See Notes to Financial Statements.

                                                            Financials

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid and asked prices. Non-convertible bonds and notes are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1995, undistributed net investment income was increased and undistributed net realized gains reduced by $56,083 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Bond Premiums and Discounts - It is the policy of the Fund not to amortize market discounts and premiums on bonds for financial reporting purposes.

Financials

D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed income when the transaction is recorded so the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
F. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. During the two months ended February 28, 1995, AIM voluntarily waived advisory fees in the amount of $24,176. This voluntary waiver was discontinued on February 28, 1995.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1995, AIM was reimbursed $67,928 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1995, AFS was paid $121,853 for such services.
   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a designated portion (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the year ended December 31, 1995, the Class A shares and the Class B shares paid AIM Distributors $134,550 and $382,860, respectively, as compensation under the Plans.

                                                                 Financials

   AIM Distributors received commissions of $165,692 from sales of the Class A shares of the Fund during the year ended December 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1995, AIM Distributors received $92,409 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
   During the year ended December 31, 1995, the Fund paid legal fees of $3,091 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund has a $1,100,000 committed line of credit with Chemical Bank of New York. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of line of credit agreement) through December 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged an administrative fee, payable quarterly, at the annual rate of $1,100.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1995 was $137,730,558 and $66,445,219, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities                                      $20,639,054
-----------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                     (1,390,240)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                            $19,248,814
===========================================================================================================

Cost of investments for tax purposes is $139,492,410.

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1995 and 1994 were as follows:

                                                                          1995                         1994
                                                                -------------------------    ------------------------
                                                                  SHARES         VALUE        SHARES         VALUE
                                                                ---------    ------------    ---------    -----------
Sold:
  Class A                                                       2,972,256    $ 52,107,491    1,622,265    $24,865,959
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,739,743      47,601,025    1,362,158     20,837,893
---------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                          76,297       1,334,447       76,775      1,081,610
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          38,541         678,897       33,584        459,716
---------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                        (819,551)    (13,595,541)    (589,475)    (8,919,209)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (384,332)     (6,498,366)    (181,713)    (2,722,393)
---------------------------------------------------------------------------------------------------------------------
                                                                4,622,954    $ 81,627,953    2,323,594    $35,603,576
=====================================================================================================================

Financials

NOTE 7 - OPEN FUTURES CONTRACTS

On December 31, 1995, $307,000 principal amount of U.S. Treasury notes were pledged as collateral to cover margin requirements for open futures contracts.
   Open futures contracts at December 31, 1995 were as follows:

                                                                                                                    UNREALIZED
CONTRACT                                                                 NO. OF CONTRACTS/MONTH/COMMITMENT         APPRECIATION
S&P 500 Index                                                                25 contracts/March 96/Buy               $15,850
-------------------------------------------------------------------    -------------------------------------    ------------------

NOTE 8 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the two-year period ended December 31, 1995, the four months ended December 31, 1993 and each of the years in the seven-year period ended August 31, 1993 and for a Class B share outstanding during each of the years in the two-year period ended December 31, 1995 and the period October 18, 1993 (date sales commenced) through December 31, 1993. Prior to October 15, 1993, the Fund was known as AIM Convertible Securities, Inc. and had a different investment objective.

                                                                  DECEMBER 31,                           AUGUST 31,
                                                       ----------------------------------     --------------------------------
CLASS A:                                                 1995          1994        1993         1993        1992        1991
                                                       --------      --------    --------     --------    --------    --------
Net asset value, beginning of period                   $ 14.62       $  16.10    $  15.97     $  12.77    $  12.04    $   9.73
---------------------------------------------------    --------      --------    --------     --------    --------    --------
Income from investment operations:
 Net investment income                                    0.49           0.44        0.10         0.32        0.29        0.28
---------------------------------------------------    --------      --------    --------     --------    --------    --------
 Net gains (losses) on securities (both realized
   and unrealized)                                        4.57          (1.31)       0.18         3.18        0.74        2.33
---------------------------------------------------    --------      --------    --------     --------    --------    --------
   Total from investment operations                       5.06          (0.87)       0.28         3.50        1.03        2.61
---------------------------------------------------    --------      --------    --------     --------    --------    --------
Less distributions:
 Dividends from net investment income                    (0.46)         (0.39)      (0.15)       (0.30)      (0.30)      (0.30)
---------------------------------------------------    --------      --------    --------     --------    --------    --------
 Distributions from net realized capital gains              --          (0.22)         --           --          --          --
---------------------------------------------------    --------      --------    --------     --------    --------    --------
   Total distributions                                   (0.46)         (0.61)      (0.15)       (0.30)      (0.30)      (0.30)
---------------------------------------------------    --------      --------    --------     --------    --------    --------
Net asset value, end of period                         $ 19.22       $  14.62    $  16.10     $  15.97    $  12.77    $  12.04
===================================================    ========      ========    ========     ========    ========    ========
Total return(a)                                          34.97%         (5.44)%      1.76%       27.75%       8.66%      27.41%
===================================================    ========      ========    ========     ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $92,241       $ 37,572    $ 23,520     $ 19,497    $ 11,796    $ 11,750
===================================================    ========      ========    ========     ========    ========    ========
Ratio of expenses to average net assets                   1.43%(b)       1.25%(c)     2.17%(d)     2.07%      2.12%       2.39%
===================================================    ========      ========    ========     ========    ========    ========
Ratio of net investment income to average net
 assets                                                   2.81%(b)       3.07%(c)     1.81%(d)     2.23%      2.32%       2.74%
===================================================    ========      ========    ========     ========    ========    ========
Portfolio turnover rate                                  76.63%         76.18%     233.10%      154.47%     165.53%     208.11%
===================================================    ========      ========    ========     ========    ========    ========
Borrowings for the period:
Amount of debt outstanding at end of period                 --             --          --           --          --          --
---------------------------------------------------    --------      --------    --------     --------    --------    --------
Average amount of debt outstanding during the
 period(e)                                                  --             --          --           --          --          --
---------------------------------------------------    --------      --------    --------     --------    --------    --------
Average number of shares outstanding during the
 period (000s omitted)(e)                                3,173          2,061       1,305        1,046         939       1,051
---------------------------------------------------    --------      --------    --------     --------    --------    --------
Average amount of debt per share during the period          --             --          --           --          --          --
---------------------------------------------------    --------      --------    --------     --------    --------    --------

                                                                      AUGUST 31,
                                                     --------------------------------------------
CLASS A:                                               1990        1989        1988        1987
                                                     --------    --------    --------    --------
Net asset value, beginning of period                 $  10.67    $   9.08    $  11.89    $  12.89
---------------------------------------------------  --------    --------    --------    --------
Income from investment operations:
 Net investment income                                   0.32        0.39        0.42        0.55
---------------------------------------------------  --------    --------    --------    --------
 Net gains (losses) on securities (both realized
   and unrealized)                                      (0.91)       1.63       (2.65)       0.15
---------------------------------------------------  --------    --------    --------    --------
   Total from investment operations                     (0.59)       2.02       (2.23)       0.70
---------------------------------------------------  --------    --------    --------    --------
Less distributions:
 Dividends from net investment income                   (0.35)      (0.43)      (0.50)      (0.66)
---------------------------------------------------  --------    --------    --------    --------
 Distributions from net realized capital gains             --          --       (0.08)      (1.04)
---------------------------------------------------  --------    --------    --------    --------
   Total distributions                                  (0.35)      (0.43)      (0.58)      (1.70)
---------------------------------------------------  --------    --------    --------    --------
Net asset value, end of period                       $   9.73    $  10.67    $   9.08    $  11.89
===================================================  ========    ========    ========    ========
Total return(a)                                         (5.67)%     22.96%     (18.57)%      5.78%
===================================================  ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $ 10,965    $ 14,405    $ 16,789    $ 27,973
===================================================  ========    ========    ========    ========
Ratio of expenses to average net assets                  2.15%       1.94%       2.31%       1.87%
===================================================  ========    ========    ========    ========
Ratio of net investment income to average net
 assets                                                  3.18%       3.99%       4.50%       4.54%
===================================================  ========    ========    ========    ========
Portfolio turnover rate                                307.08%     149.42%     117.73%     249.93%
===================================================  ========    ========    ========    ========
Borrowings for the period:
Amount of debt outstanding at end of period                --    $260,000          --          --
---------------------------------------------------  --------    --------    --------    --------
Average amount of debt outstanding during the
 period(e)                                           $138,181    $ 83,195          --          --
---------------------------------------------------  --------    --------    --------    --------
Average number of shares outstanding during the
 period (000s omitted)(e)                               1,238       1,589       2,131       2,010
---------------------------------------------------  --------    --------    --------    --------
Average amount of debt per share during the period   $  0.110    $  0.052          --          --
---------------------------------------------------  --------    --------    --------    --------

(a) Total returns do not deduct sales charges and are not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $53,819,848. Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.46% and 2.78%, respectively.

(c) After waiver of advisory fees. Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.68% and 2.64%, respectively.

(d) Annualized.

(e) Averages computed on a daily basis.

                                                                      Financials

CLASS B:                                                                                   1995           1994            1993
                                                                                         --------       --------        --------
Net asset value, beginning of period                                                     $ 14.62        $  16.11        $  16.69
--------------------------------------------------------------------------------------   --------       --------        --------
Income from investment operations:
 Net investment income                                                                      0.31            0.31            0.04
--------------------------------------------------------------------------------------   --------       --------        --------
 Net gains (losses) on securities (both realized and unrealized)                            4.61           (1.31)          (0.58)
--------------------------------------------------------------------------------------   --------       --------        --------
     Total from investment operations                                                       4.92           (1.00)          (0.54)
--------------------------------------------------------------------------------------   --------       --------        --------
Less distributions:
 Dividends from net investment income                                                      (0.32)          (0.27)          (0.04)
--------------------------------------------------------------------------------------   --------       --------        --------
 Distributions from net realized capital gains                                                --           (0.22)             --
--------------------------------------------------------------------------------------   --------       --------        --------
     Total distributions                                                                   (0.32)          (0.49)          (0.04)
--------------------------------------------------------------------------------------   --------       --------        --------
Net asset value, end of period                                                           $ 19.22        $  14.62        $  16.11
======================================================================================   ========       ========        ========
Total return(a)                                                                            33.93%          (6.23)%         (3.23)%
======================================================================================   ========       ========        ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                 $72,634        $ 20,245        $  2,754
======================================================================================   ========       ========        ========
Ratio of expenses to average net assets                                                     2.21%(b)        1.98%(c)        2.83%(d)
======================================================================================   ========       ========        ========
Ratio of net investment income to average net assets                                        2.03%(b)        2.34%(c)        1.15%(d)
======================================================================================   ========       ========        ========
Portfolio turnover rate                                                                    76.63%          76.18%         233.10%
======================================================================================   ========       ========        ========

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods less than one year.

(b) Ratios are based on average net assets of $38,286,051. Ratios of expenses and net investment income prior to waiver of advisory fees are 2.23% and 2.01%, respectively.

(c) After waiver of advisory fees. Ratios of expenses and net investment income prior to waiver of advisory fees are 2.45% and 1.87%, respectively.

(d) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Balanced Fund:

We have audited the accompanying statement of assets and liabilities of AIM Balanced Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the four-month period ended December 31, 1993, and each of the years in the seven-year period ended August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Balanced Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the four-month period ended December 31, 1993, and each of the years in the seven-year period ended August 31, 1993, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP

Houston, Texas
February 7, 1996

                                                           Trustees & Officers

TRUSTEES                                    OFFICERS                                 OFFICE OF THE FUND

Charles T. Bauer                            Charles T. Bauer                         11 Greenway Plaza
Chairman and Chief Executive Officer        Chairman                                 Suite 1919
A I M Management Group Inc.                                                          Houston, TX 77046
                                            Robert H. Graham
Bruce L. Crockett                           President                                INVESTMENT ADVISOR
Director, President, and
Chief Executive Officer                     John J. Arthur                           A I M Advisors, Inc.
COMSAT Corporation                          Senior Vice President & Treasurer        11 Greenway Plaza
                                                                                     Suite 1919
Owen Daly II                                Gary T. Crum                             Houston, TX 77046
Director                                    Senior Vice President
Cortland Trust Inc.                                                                  DISTRIBUTOR
                                            Carol F. Relihan
Carl Frischling                             Vice President & Secretary               A I M Distributors, Inc.
Partner                                                                              11 Greenway Plaza
Kramer, Levin, Naftalis, Nessen,            Dana R. Sutton                           Suite 1919
Kamin & Frankel                             Vice President & Assistant Treasurer     Houston, TX 77046

Robert H. Graham                            Robert G. Alley                          CUSTODIAN
President and Chief Operating Officer       Vice President
A I M Management Group Inc.                                                          State Street Bank and Trust Company
                                            Stuart W. Coco                           225 Franklin Street
John F. Kroeger                             Vice President                           Boston, MA  02110
Formerly, Consultant
Wendell & Stockel Associates, Inc.          Melville B. Cox                          TRANSFER AGENT
                                            Vice President
Lewis F. Pennock                                                                     A I M Fund Services, Inc.
Attorney                                    Karen Dunn Kelley                        P.O. Box 4739
                                            Vice President                           Houston, TX 77210-4739
Ian W. Robinson
Consultant; Former Executive Vice           Jonathan C. Schoolar                     AUDITORS
President and Chief Financial Officer       Vice President
Bell Atlantic Management Services, Inc.                                              KPMG Peat Marwick LLP
                                            P. Michelle Grace                        700 Louisiana
Louis S. Sklar                              Assistant Secretary                      NationsBank Bldg.
Executive Vice President                                                             Houston, TX 77002
Hines Interests                             David L. Kite
Limited Partnership                         Assistant Secretary                      LEGAL COUNSEL TO THE FUND

                                            Nancy L. Martin                          Ballard Spahr Andrews & Ingersoll
                                            Assistant Secretary                      1735 Market Street
                                                                                     Philadelphia, PA 19103
                                            Ofelia M. Mayo
                                            Assistant Secretary                      LEGAL COUNSEL TO THE TRUSTEES

                                            Kathleen J. Pflueger                     Kramer, Levin, Naftalis, Nessen
                                            Assistant Secretary                      Kamin & Frankel
                                                                                     919 Third Avenue
                                            Samuel D. Sirko                          New York, NY 10022
                                            Assistant Secretary

                                            Stephen I. Winer
                                            Assistant Secretary

                                            Mary J. Benson
                                            Assistant Treasurer


REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Balanced Fund Class A and Class B shares paid ordinary dividends in the amount of $0.455 and $0.32 per share, respectively, to shareholders during its tax year ended December 31, 1995. Of these amounts, 32% is eligible for the dividends received deduction for corporations. Missouri residents: During the Fund's tax year ended December 31, 1995, 30% of the Fund's income was derived from U.S. Treasury obligations.

[PHOTO OF 11 GREENWAY PLAZA]                                     THE AIM FAMILY OF FUNDS(R)

                                                                 AGGRESSIVE GROWTH
                                                                 AIM Aggressive Growth Fund*
                                                                 AIM Constellation Fund
                                                                 AIM Global Aggressive Growth Fund

                                                                 GROWTH
                                                                 AIM Global Growth Fund
                                                                 AIM Growth Fund
                                                                 AIM International Equity Fund
                                                                 AIM Value Fund
                                                                 AIM Weingarten Fund

                                                                 GROWTH AND INCOME
                                                                 AIM Balanced Fund
                                                                 AIM Charter Fund

                                                                 INCOME AND GROWTH
                                                                 AIM Global Utilities Fund**

                                                                 HIGH CURRENT INCOME
                                                                 AIM High Yield Fund

                                                                 CURRENT INCOME
                                                                 AIM Global Income Fund
                                                                 AIM Income Fund

                                                                 CURRENT TAX-FREE INCOME
                                                                 AIM Municipal Bond Fund
                                                                 AIM Tax-Exempt Bond Fund of CT
                                                                 AIM Tax-Free Intermediate Shares

                                                                 CURRENT INCOME AND HIGH DEGREE
                                                                   OF SAFETY
                                                                 AIM Intermediate Government Fund***

                                                                 HIGH DEGREE OF SAFETY AND
                                                                   CURRENT INCOME
                                                                 AIM Limited Maturity Treasury Shares

                                                                 STABILITY, LIQUIDITY, AND
                                                                   CURRENT INCOME
                                                                 AIM Money Market Fund

                                                                 STABILITY, LIQUIDITY, AND
                                                                   CURRENT TAX-FREE INCOME
                                                                 AIM Tax-Exempt Cash Fund

                                                                 *AIM Aggressive Growth Fund was closed to new investors
                                                                 on July 18, 1995. **On May 1, 1995, AIM Utilities Fund
                                                                 broadened its investment strategy to permit up to 80%
AIM Management Group has provided leadership in the              of its total assets to be invested in foreign
mutual fund industry since 1976 and currently manages            securities, and was renamed AIM Global Utilities Fund.
approximately $42 billion in assets for more than 2              ***On September 25, 1995, AIM Government Securities
million shareholders, including individual investors,            Fund was renamed AIM Intermediate Government Fund. For
corporate clients, and financial institutions. The AIM           more complete information about any AIM Fund(s),
Family of Funds(R) is distributed nationwide, and AIM            including sales charges and expenses, ask your
today ranks among the nation's top 20 mutual fund                financial consultant or securities dealer for a free
companies in assets under management, according to               prospectus(es). Please read the prospectus(es)
Lipper Analytical Services, Inc.                                 carefully before you invest or send money.

                                                                 ---------------
                                                                    BULK RATE
[AIM LOGO APPEARS HERE]                                            U.S. POSTAGE
                                                                       PAID
A I M Distributors, Inc.                                           HOUSTON, TX
11 Greenway Plaza, Suite 1919                                    Permit No. 1919
Houston, TX 77046                                                ---------------